COMMITMENTS	12 Months Ended
Dec. 31, 2020
Disclosures of commitments [Abstract]
COMMITMENTS
NOTE 28 - COMMITMENTS
Non-cancellable lease commitments
Non-cancellable lease commitments relate to the future aggregate minimum lease payments under non-cancellable leases still recognized as expense.

	At December 31,
(in millions of Euros)	2020	2019
Less than 1 year	6	5
1 to 5 years	11	10
More than 5 years	5	1
Total non-cancellable lease minimum payments	22	16
Tangible and intangible asset commitments

	At December 31,
(in millions of Euros)	2020	2019
Computer Software	1	2
Property, plant and equipment	48	89
Total tangible and intangible asset commitments	49	91